SHARE BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2015
SHARE BASED COMPENSATION AND BENEFIT PLANS [Abstract]
Summary of outstanding stock option grants and transactions

A summary of outstanding stock option grants and related transactions follows:

	Number of Shares	Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value
				(In thousands)
Outstanding at January 1, 2015	281,820	$4.69
Granted	—
Exercised	(42,204)	3.25
Forfeited	(2,096)	4.77
Expired	(1,924)	6.79
Outstanding at December 31, 2015	235,596	$4.94	6.12	$2,443
Vested and expected to vest at December 31, 2015	234,949	$4.93	6.11	$2,437
Exercisable at December 31, 2015	213,154	$4.78	5.98	$2,245

Summary of non-vested restricted stock and stock units and transactions

A summary of outstanding non-vested stock and related transactions follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2015	407,130	$6.31
Granted	108,761	13.07
Vested	(249,526)	3.92
Forfeited	(4,384)	12.88
Outstanding at December 31, 2015	261,981	$11.29

Summary of weighted-average assumptions used in Black-Scholes option pricing model for grants of stock options

A summary of the weighted-average assumptions used in the Black-Scholes option pricing model for grants of stock options follows (no stock options were granted in 2015 and 2014):

2013
Expected dividend yield	0.31%
Risk-free interest rate	1.12
Expected life (in years)	6.00
Expected volatility	101.30%
Per share weighted-average grant date fair value	$4.98

Information regarding options exercised

Certain information regarding options exercised during the periods ending December 31 follows:

	2015	2014	2013
	(In thousands)
Intrinsic value	$444	$321	$117
Cash proceeds received	$137	$96	$39
Tax benefit realized	$155	$112	$—